Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not maintain any formal written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features in relation to the disclosure of material nonpublic information. Our employees, including our executive officers, are generally awarded an initial new hire stock option grant in connection with commencement of employment, which awards are typically made to executive officers on the first day of employment and to non-officer employees on the first of each month. Annual equity grants to our employees, including our executive officers, are typically made during the first quarter of the new year, with grant dates for executive officers generally tied to the date of Board or Compensation

Committee approval and grant dates for non-officer employees determined in accordance with the delegation of authority described above under “Compensation Committee Processes and Procedures.” Additional equity grants may occur periodically to executive officers or other employees as incentive with respect to achieving certain corporate goals, reward for exceptional performance or compensation for additional job responsibilities. We do not have a practice to grant stock options, stock appreciation rights or similar instruments with option-like features in anticipation of the release of material non-public information, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. During fiscal 2025, no named executive officer was granted any stock options, stock appreciation rights or similar instruments with option-like features during the period beginning four business days before, and ending one business day after, the filing of a quarterly report on Form 10-Q or an annual report on Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not have a practice to grant stock options, stock appreciation rights or similar instruments with option-like features in anticipation of the release of material non-public information,
MNPI Disclosure Timed for Compensation Value	false